Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 05, 2012	May 31, 2011
Current assets:
Cash and short-term investments	$ 48,184	$ 9,722
Accounts and notes receivable	4,700	7,531
Inventories:
Merchandise	19,918	25,627
China, silver and supplies	9,112	8,843
Income tax receivable	837	3,077
Deferred income taxes	27,134	14,429
Prepaid rent and other expenses	13,670	12,797
Assets held for sale	4,713	1,340
Total current assets	128,268	83,366
Property and equipment, net	966,605	1,031,151
Goodwill	7,989	15,571
Other assets, net	70,675	56,938
Total assets	1,173,537	1,187,026
Current liabilities:
Accounts payable	34,948	29,807
Accrued liabilities:
Taxes, other than income and payroll	14,475	13,695
Payroll and related costs	32,546	27,559
Insurance	7,433	6,581
Deferred revenue - gift cards	8,758	8,731
Rent and other	21,610	17,861
Current maturities of long-term debt, including capital leases	12,454	15,090
Total current liabilities	132,224	119,324
Long-term debt and capital leases, net of current maturities	314,209	329,184
Deferred income taxes	37,567	42,923
Deferred escalating minimum rent	45,259	44,291
Other deferred liabilities	68,054	59,591
Total liabilities	597,313	595,313
Commitments and contingencies (Note 12)
Shareholders' equity:
Common stock, $0.01 par value; (authorized: 100,000 shares; issued: 2012 - 64,038 shares, 2011 - 65,098 shares)	640	651
Capital in excess of par value	90,856	104,941
Retained earnings	498,985	499,173
Deferred compensation liability payable in Company stock	1,008	1,556
Company stock held by Deferred Compensation Plan	(1,008)	(1,556)
Accumulated other comprehensive loss	(14,257)	(13,052)
Total shareholders' equity	576,224	591,713
Total liabilities & shareholders' equity	$ 1,173,537	$ 1,187,026